Retirement Plans (Details) - Schedule of Benefit Payments	Dec. 31, 2023 USD ($)
Schedule of Benefit Payments [Abstract]
2024
2025	95,100
2026	95,100
2027	95,100
2028	95,100
Thereafter	553,900
Total	$ 934,300